John Hancock Funds II
601 Congress Street
Boston, MA 02210
January 4, 2013
VIA EDGAR
U.S Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
Re: John Hancock Funds II (the “Registrant”)
File Nos. 333-126293; 811-21779
Dear Sir/Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the Registrant certifies that all of the forms of prospectus, each dated January 1, 2013, that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from the forms of prospectus contained in Post-Effective Amendment No. 84 under the Securities Act of 1933 to the Registration Statement on Form N-1A filed electronically with the Securities and Exchange Commission on December 26, 2012 via EDGAR, except for the Class 1 prospectus, Class NAV prospectus, Natural Resources Class A prospectus, Natural Resources Class I prospectus, Natural Resources Class R6 prospectus, Retirement Choices Portfolios Class R1, R2 and R4 prospectus, Retirement Choices Portfolios Class R3 and R5 prospectus, Retirement Choices Portfolios Class R6 prospectus and Retirement Living Portfolios Class R1, R2, R3, R4 and R5 prospectus, which will be separately filed pursuant to paragraph (c) of Rule 497 on January 4, 2012.
If you have any questions or comments, please call me at 617-663-2261.

/s/ Christopher Sechler Christopher Sechler
Assistant Secretary